Derivative Financial Instruments (Tables)	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Derivative Financial Instruments [Abstract]
Balance sheet fair value, and the impact on other comprehensive income, accumulated other comprehensive income and the statement of operations
			Balance Sheet	Fair Value at
	Notional	Derivative	Classification	October 31,	April 30,
(in millions, except percentages)	Amount	Base	Asset (Liability)	2015	2015
Accounting cash flow hedges:
Interest rate swap	$425.3	2.4725%	Accrued expenses	$(5.2)	$(4.7)
			Other long-term liabilities	(3.6)	(4.8)
Interest rate swap	212.6	2.4740%	Accrued expenses	(2.6)	(2.3)
			Other long-term liabilities	(1.9)	(2.5)
Interest rate swap	212.6	2.4750%	Accrued expenses	(2.6)	(2.4)
			Other long-term liabilities	(1.9)	(2.0)
Interest rate swap	94.5	2.4725%	Accrued expenses	(1.1)	(1.1)
			Other long-term liabilities	(0.9)	(1.0)
Total	$945.0		Total, net asset (liability)	$(19.8)	$(20.8)

The following table presents the before-tax impact of the derivative financial instruments on our other comprehensive income (OCI), accumulated other comprehensive income (AOCI), and our statement of operations for the periods indicated:

		Three Months Ended		Six Months Ended
	Statement of	October 31,		October 31,
(in millions)	Operations Location	2015	2014	2015	2014
Accounting cash flow hedges:
Interest rate swaps
Effective portion - gain (loss) recognized in OCI		$(2.9)	$(4.1)	$(4.9)	$(4.9)

(Gain) loss reclassified from AOCI into net income	Interest expense, net	$3.0	$-	$5.9	$-

The following table presents the fair values of the derivative financial instruments included on our Consolidated Balance Sheets at the dates indicated:

			Balance Sheet
	Notional	Derivative	Classification	Fair Value at
(in millions, except percentages)	Amount	Base	Asset (Liability)	April 30, 2015	May 31, 2014
Accounting cash flow hedges:
Interest rate swap	$425.3	2.4725%	Accrued expenses	$(4.7)	$-
			Other long-term liabilities	(4.8)	(7.3)
Interest rate swap	212.6	2.4740%	Accrued expenses	(2.3)	-
			Other long-term liabilities	(2.5)	(3.6)
Interest rate swap	212.6	2.4750%	Accrued expenses	(2.4)	-
			Other long-term liabilities	(2.0)	(3.6)
Interest rate swap	94.5	2.4725%	Accrued expenses	(1.1)	-
			Other long-term liabilities	(1.0)	(1.6)
Total	$945.0		Total, net asset (liability)	$(20.8)	$(16.1)

The following table presents the before-tax impact of the derivative financial instruments on our other comprehensive income (OCI), accumulated other comprehensive income (AOCI), and our statement of operations for the periods indicated:

	Statement of	11 Months Ended	Year Ended May 31,
(in millions)	Operations Location	April 30, 2015	2014	2013
Accounting cash flow hedges:
Interest rate swaps
Effective portion - gain (loss) recognized in OCI		$(5.7)	$(16.1)	$-

Gain (loss) reclassified from AOCI into net income	Interest expense, net	$1.0	$-	$-